DBX ETF Trust | 1
Schedule of Investments
Xtrackers Risk Managed USD High Yield Strategy ETF
November 30, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 99.4%
Xtrackers High Beta High Yield
Bond ETF(a)
22,667 965,598
Xtrackers USD High Yield
Corporate Bond ETF(a) (b)
1,154,250 42,430,230
(Cost $44,620,665)
43,395,828
SECURITIES LENDING
COLLATERAL — 15.9%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(c)(d)
(Cost $6,930,000)
6,930,000 6,930,000
Number
of Shares Value $
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
4.59% (c)
(Cost $268,857)
268,857 268,857
TOTAL INVESTMENTS — 115.9%
(Cost $51,819,522)
50,594,685
Other assets and liabilities,
net — (15.9%)
(6,937,618)
NET ASSETS — 100.0%
43,657,067
 (a) (b)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF  (a)
935,948 13,025 — — 16,625 19,074 — 22,667 965,598
Xtrackers USD High Yield Corporate Bond ETF  (a)
41,533,720 573,477 — — 323,033 658,554 — 1,154,250 42,430,230
SECURITIES LENDING COLLATERAL — 15.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (c)(d)
— 6,930,000 (e) — — — 76 — 6,930,000 6,930,000
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 4.59% (c)
260,490 37,179 (28,812) — — 3,196 — 268,857 268,857
42,730,158 7,553,681 (28,812) — 339,658 680,900 — 8,375,774 50,594,685
(a)
Affiliated fund advised by DBX Advisors LLC.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $6,793,248, which is 15.6% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Risk Managed USD High Yield Strategy ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYRM-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Exchange-Traded Funds
$ 43,395,828 $ — $ — $ 43,395,828
Short-Term Investments (a)
7,198,857 — — 7,198,857
TOTAL
$ 50,594,685 $ — $ — $ 50,594,685
(a)
See Schedule of Investments for additional detailed categorizations.